Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Computation and Provides a Reconciliation of the Numerator and Denominator

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the six months ended June 30, 2026 and 2025 presented:

	As of June 30,
	2026	2025
Numerator:
Net loss attributable to KingWin’s shareholders	(19,613,029)	(3,163,291)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	2,548,218	294,803
Denominator for basic and diluted net loss per share calculation
Basic and diluted net loss per share attributable to ordinary shareholders of KingWin’s shareholders	(7.70)	(10.73)